Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	May 16, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Foreign currency exchange per measurement								$ 28.880
Gain on foreign currency translation		$ 14,826	$ 74,179	$ 35,316	$ 106,513	$ 101,732	$ 187,660
Cash, FDIC insured amount		250,000		250,000		250,000
Cash and cash equivalent, uninsured amount		961,100		961,100		29,027	48,929
Hotel [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue		43,285		43,285		61,449	43,165
Real Estate Lot Sales Deposit [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue		845,634		845,634		838,471	$ 995,327
International Practices Task Force [Member]
Property, Plant and Equipment [Line Items]
Cumulative inflationary rate	100.00%
Argentine Bank [Member]
Property, Plant and Equipment [Line Items]
Cash and cash equivalent, uninsured amount		$ 76,372		$ 76,372		$ 29,027
Gaucho Group, Inc [Member]
Property, Plant and Equipment [Line Items]
Ownership interest		21.00%		21.00%		21.00%